RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended					6 Months Ended		12 Months Ended
	Mar. 15, 2021	Jan. 14, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2019	Feb. 19, 2019	Oct. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Note payable related party			$ 6,000		$ 12,000			$ 6,000		$ 12,000	$ 12,000
Proceeds from notes payable								22,326	$ 95,161	95,161
Accrued interest			39,512		17,037			39,512		32,102	17,037
S And S Beverage [Member]
Related Party Transaction [Line Items]
Note payable related party				$ 811,761	78,760					801,761	78,760
Note Payable [Member] | S And S Beverage [Member]
Related Party Transaction [Line Items]
Periodic payment				9,045						9,045
Note payable related party				$ 200,000						$ 200,000
Interest rate				8.00%						8.00%
Proceeds from notes payable		$ 10,000	35,000							$ 35,000
Maturity date				Nov. 01, 2023						Nov. 01, 2023
Notes payable				$ 123,761	78,760					$ 113,761	78,760
Accrued interest				11,776	0					11,776	0
Note Payable 1 [Member] | S And S Beverage [Member]
Related Party Transaction [Line Items]
Note payable related party				$ 612,700						$ 612,700
Interest rate				8.00%						8.00%
Maturity date				Nov. 01, 2023						Nov. 01, 2023
Notes payable				$ 200,000	200,000					$ 200,000	200,000
Loan forgiveness related party					412,700
Note Payable 2 [Member] | S And S Beverage [Member]
Related Party Transaction [Line Items]
Note payable related party				$ 300,000						$ 300,000
Interest rate				2.00%						2.00%
Notes payable				$ 300,000						$ 300,000
Accrued interest				9,953						9,953
Note Payable 3 [Member] | S And S Beverage [Member]
Related Party Transaction [Line Items]
Note payable related party				$ 200,000						$ 200,000
Interest rate				0.00%						0.00%
Notes payable				$ 198,000						$ 198,000
Accrued interest				0						0
Note Payable 4 [Member] | S And S Beverage [Member]
Related Party Transaction [Line Items]
Note payable related party				$ 25,000						$ 25,000
Interest rate				8.00%						8.00%
Maturity date				Nov. 01, 2023						Nov. 01, 2023
Kona Gold L L C [Member]
Related Party Transaction [Line Items]
Principal amount							$ 20,000
Periodic payment							$ 500
Maturity date							April 2021
Note payable related party			5,500		14,500			5,500		$ 8,500	14,500
Accrued interest			61,263		0			61,263		36,397	0
Gold Leaf L L C [Member]
Related Party Transaction [Line Items]
Principal amount	$ 58,000					$ 70,000
Periodic payment	$ 500					$ 500
Maturity date						March 2021
Note payable related party			56,500		65,500			56,500		59,500	65,500
Accrued interest			$ 5,879		$ 0			$ 5,879		$ 3,545	$ 0